Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt

Note 5—Debt

Debt consists of the following:

	December 31,
	2016	2015
	(in thousands)
Due within one year:
2017 Senior Secured Notes	$438,880	$—
2018 Senior Secured Term Loan B	7,500	7,500
Senior Secured Credit Facility	79,757	82,083
Less: unamortized deferred financing costs	(29,347)	(12,790)
Total current debt	496,790	76,793
Long-term debt:
2017 Senior Secured Notes	—	498,887
2018 Senior Secured Term Loan B	715,206	721,958
2013 Revolving Credit Facility	500,000	50,000
Senior Secured Credit Facility	697,569	775,000
2020 Senior Secured Notes	750,000	750,000
Less: unamortized deferred financing costs	(14,116)	(26,968)
Total long-term debt	2,648,659	2,768,877
Total debt	$3,145,449	$2,845,670

2017 Senior Secured Notes

In November 2012, Pacific Drilling V Limited (“PDV”), an indirect, wholly-owned subsidiary of the Company, and the Company, as guarantor, completed a private placement of $500.0 million in aggregate principal amount of 7.25% senior secured notes due 2017 (the “2017 Senior Secured Notes”). The 2017 Senior Secured Notes bear interest at 7.25% per annum, payable semiannually on June 1 and December 1, and mature on December 1, 2017.

The 2017 Senior Secured Notes are secured by a first-priority security interest (subject to certain exceptions) in the Pacific Khamsin, and substantially all of the other assets of PDV, including an assignment of earnings and insurance proceeds related to the Pacific Khamsin.

On or after December 1, 2015, PDV may redeem the 2017 Senior Secured Notes at the redemption prices plus accrued and unpaid interests specified in the indenture for the Notes.

The 2017 Senior Secured Notes contain provisions that limit, with certain exceptions, the ability of PDV, the Company and the Company’s other restricted subsidiaries to (i) pay dividends, make distributions, purchase or redeem the Company’s capital stock or subordinated indebtedness of PDV or any guarantor or make other restricted payments (subject to certain exceptions), (ii) incur or guarantee additional indebtedness or issue preferred stock, (iii) create or incur liens, (iv) create unrestricted subsidiaries, (v) enter into transactions with affiliates, (vi) enter into new lines of business, (vii) transfer or sell the Pacific Khamsin and other related assets and (viii) merge or demerge. These covenants are subject to exceptions and qualifications set forth in the indenture for the Notes.

On October 5, 2016, the Company, PDV and the indenture trustee entered into an amendment to the indenture governing the 2017 Senior Secured Notes, which modified a covenant in the indenture to allow the Company or certain of its subsidiaries (other than PDV) to incur indebtedness in an amount calculated with reference to the number of vessels owned by the Company or any of its subsidiaries (including PDV), based on a formula prescribed in the indenture. This amendment aligns this provision with the same provision in the indenture governing the Company’s 2020 Senior Secured Notes (as defined below).  Following this amendment, the Company drew the remaining $215.0 million available under its 2013 Revolving Credit Facility (as defined below), which was previously limited by the secured debt incurrence covenant in the indenture governing the 2017 Senior Secured Notes.

During the year ended December 31, 2016, we repurchased $60.6 million of our 2017 Senior Secured Notes for a purchase price of $23.6 million plus accrued interest. We recorded the resulting gain, net of the corresponding unamortized deferred financing costs and debt discount, of $36.2 million, as a gain on debt extinguishment in our statements of operations.

Senior Secured Credit Facility

In February 2013, Pacific Sharav S.à r.l. and Pacific Drilling VII Limited (collectively, the “SSCF Borrowers”) and the Company, as guarantor, entered into a senior secured credit facility agreement, as amended and restated (the “SSCF”), to finance the construction, operation and other costs associated with the Pacific Sharav and the Pacific Meltem (the “SSCF Vessels”). The SSCF is primarily secured on a first priority basis by liens on the SSCF Vessels, and by an assignment of earnings and insurance proceeds relating thereto.

In 2015, we completed the final drawdown under this facility, resulting in a cumulative total drawdown of $985.0 million. We do not have any undrawn capacity on this facility as of December 31, 2016.

Following the final drawdown, the SSCF consisted of two principal tranches: (i) a Commercial Tranche of $492.5 million provided by a syndicate of commercial banks and (ii) a Garanti — Instituttet for Eksportkreditt (“GIEK”) Tranche of $492.5 million guaranteed by GIEK, comprised of two sub-tranches: (x) an Eksportkreditt Norge AS (“EKN”) sub-tranche of $246.3 million and (y) a bank sub-tranche of $246.3 million.

Borrowings under (A) the Commercial Tranche bear interest at London Interbank Offered Rate (“LIBOR”) plus a margin of 3.75%, (B) the EKN sub-tranche bear interest, at our option, at (i) LIBOR plus a margin of 1.5% (which margin may be reset on May 31, 2019) or (ii) at a Commercial Interest Reference Rate of 2.37% and (C) the bank sub-tranche bear interest at LIBOR plus a margin of 1.5%. Borrowings under both sub-tranches are also subject to a guarantee fee of 2% per annum. Interest is payable quarterly. We have entered into interest rate swaps to hedge against fluctuations in LIBOR (see Note 10).

The Commercial Tranche matures on May 31, 2019. Loans made with respect to the Pacific Sharav under the GIEK Tranche mature on May 12, 2026. Loans made with respect to the Pacific Meltem under the GIEK Tranche mature on November 24, 2026. The GIEK Tranche contains a put option exercisable if the Commercial Tranche is not refinanced or renewed on or before February 28, 2019. If the GIEK Tranche put option is exercised, each SSCF Borrower must prepay, in full, the portion of all outstanding loans that relate to the GIEK Tranche, on or before May 31, 2019, without any premium, penalty or fees of any kind. The SSCF requires semiannual amortization payments of $39.9 million.

The SSCF requires compliance with certain affirmative and negative covenants that are customary for such financings. These include the following financial covenants:

•	Consolidated Tangible Net Worth: maintain at least $1.0 billion consolidated tangible net worth.
•

Maximum Leverage Ratio: maintain a net debt to EBITDA ratio no greater than 4.75 to 1.00 as of December 31, 2015 and increasing incrementally to 6.00 to 1.00 during the period from July 1, 2016 through December 31, 2017 (other than the fiscal quarters ending March 31, 2017 and June 30, 2017 as described below), and 4.00 to 1.00, thereafter.

•	Total Debt to Capitalization Ratio: maintain a ratio of not greater than 3.0 to 5.0 of total debt to total capitalization.
•

Loan to Rig Value Covenant: maintain loan to value of the vessels securing the SSCF to equal at least 125% of the outstanding SSCF balance as of each semi-annual valuation date (other than the valuation date originally scheduled for June 30, 2017).

•	Minimum Liquidity: maintain no less than $50.0 million in cash and cash equivalents.
•

Net Debt to Applicable Rigs ratio: maintain a net debt per rig ratio of not greater than $425.0 million through June 30, 2016 and decreasing incrementally to $360.0 million during the period from October 1, 2017 through December 31, 2017 (maintained at $400.0 million through June 30, 2017 as described below).

In addition, the SSCF contains restrictions on the ability of the Company to pay dividends or make distributions to its shareholders or transact with business affiliates. The SSCF also limits the ability of the SSCF Borrowers to incur additional indebtedness or liens, sell assets, make certain investments or transact with affiliates, among others.

Borrowings under the SSCF may be prepaid in whole or in part at any time, without any premium or penalty other than customary interest rate breakage payments, as applicable. The SSCF contains events of default that are usual and customary for a financing of this type, size and purpose. Upon the occurrence of an event of default, borrowings under the SSCF are subject to acceleration.

As of December 31, 2016, we had pledged $31.7 million as collateral to the SSCF lenders to comply with the loan to rig value covenant, which requires semi-annual broker valuations of the vessels securing the SSCF to equal at least 125% of the outstanding SSCF balance as of each valuation date. The pledged amount was classified as restricted cash on our consolidated balance sheets.

On January 20, 2017, we entered into Amendment No. 6 to the SSCF (the “SSCF Sixth Amendment”), which for the fiscal quarters ending on March 31, 2017 and June 30, 2017 (i) waives any breach of our obligation to comply with the Maximum Leverage Ratio covenant and (ii) amends the Net Debt to Applicable Rigs covenant to require us to maintain such ratio at no greater than $400.0 million per rig, which in each case is calculated on the last day of the applicable fiscal quarter under the SSCF. In addition, the SSCF Sixth Amendment waives the application of the loan to rig value covenant in the SSCF on the next valuation date, June 30, 2017. Concurrently with the execution of the SSCF Sixth Amendment, we made a $76.0 million prepayment of the SSCF, in accordance with our obligation to maintain the loan to rig value covenant in the SSCF at the required level as at December 31, 2016, and we applied the cash collateral of $31.7 million to the next principal installments due in May 2017 under the SSCF. Following the SSCF Sixth Amendment, our outstanding balance under the SSCF was $669.7 million, with no undrawn capacity.

2020 Senior Secured Notes

On June 3, 2013, we completed a $750.0 million private placement of 5.375% senior secured notes due 2020 (the “2020 Senior Secured Notes”).

The 2020 Senior Secured Notes bear interest at 5.375% per annum, payable semiannually on June 1 and December 1, and mature on June 1, 2020.

The 2020 Senior Secured Notes are guaranteed by each of our subsidiaries that own the Pacific Bora, the Pacific Mistral, the Pacific Scirocco and the Pacific Santa Ana (the “Shared Collateral Vessels”), each of our subsidiaries that own or previously owned equity or similar interests in a Shared Collateral Vessel-owning subsidiary, and certain other of our subsidiaries that are parties to charters in respect of the Shared Collateral Vessels, and will be guaranteed by certain other future subsidiaries. The indenture for the 2020 Senior Secured Notes allows for the issuance of up to $100.0 million of additional notes provided no default is continuing and we are otherwise in compliance with all applicable covenants. The RCF Sixth Amendment (as defined below) currently restricts us from incurring additional secured debt.

The 2020 Senior Secured Notes are secured, on an equal and ratable, first priority basis, with the obligations under the Senior Secured Term Loan B (as defined below), the 2013 Revolving Credit Facility (as defined below) and certain future obligations, subject to payment priorities in favor of lenders under the 2013 Revolving Credit Facility pursuant to the terms of an intercreditor agreement (the “Intercreditor Agreement”), by liens on the Shared Collateral Vessels, a pledge of the equity of the entities that own the Shared Collateral Vessels, assignments of earnings and insurance proceeds with respect to the Shared Collateral Vessels, and certain other assets of the subsidiary guarantors (collectively, the “Shared Collateral”).

Beginning on June 1, 2016 the Company may redeem the 2020 Senior Secured Notes at a redemption price of 104.031% of the principal amount, and at declining redemption prices thereafter as specified in the indenture.

The indenture for the 2020 Senior Secured Notes contains covenants that, among other things, limits the Company’s and its restricted subsidiaries’ ability to (i) pay dividends, make distributions, purchase or redeem the Company’s capital stock or its or its subsidiary guarantors’ subordinated indebtedness or make other restricted payments, (ii) incur or guarantee additional indebtedness or issue preferred stock, (iii) create or incur liens, (iv) create unrestricted subsidiaries, (v) enter into transactions with affiliates, (vi) enter into new lines of business and (vii) transfer or sell assets or enter into mergers.

The indenture for the 2020 Senior Secured Notes contains events of default that are usual and customary for a financing of this type, size and purpose. Upon the occurrence of an event of default, the 2020 Senior Secured Notes are subject to acceleration.

2018 Senior Secured Institutional Term Loan – Term Loan B

On June 3, 2013, we entered into a $750.0 million senior secured institutional term loan maturing 2018 (the “Senior Secured Term Loan B”). The Senior Secured Term Loan B bears interest, at our election, at either (1) LIBOR, which will not be less than a floor of 1% plus a margin of 3.5% per annum, or (2) a rate of interest per annum equal to (i) the prime rate for such day, (ii) the sum of the federal funds rate plus 0.5% or (iii) 1% per annum above the one-month LIBOR, whichever is the highest rate in each case plus a margin of 2.5% per annum. Interest is payable quarterly. The Senior Secured Term Loan B requires quarterly amortization payments of $1.9 million and matures on June 3, 2018. We have entered into interest rate swaps to hedge against fluctuations in LIBOR (see Note 10).

The Senior Secured Term Loan B has an accordion feature that would permit additional loans to be extended so long as our total outstanding obligations in connection with the Senior Secured Term Loan B and the 2020 Senior Secured Notes do not exceed $1.7 billion. The RCF Sixth Amendment (as defined below) currently restricts us from incurring additional secured debt.

The Senior Secured Term Loan B is secured by the Shared Collateral and subject to the terms and provisions of the Intercreditor Agreement.

The Senior Secured Term Loan B requires compliance with certain affirmative and negative covenants that are customary for such financings. These include restrictions on the Company’s and its restricted subsidiaries’ ability to (i) pay dividends, make distributions, purchase or redeem the Company’s capital stock or its or its subsidiary guarantors’ subordinated indebtedness or make other restricted payments, (ii) incur or guarantee additional indebtedness or issue preferred stock, (iii) create or incur liens, (iv) create unrestricted subsidiaries, (v) enter into transactions with affiliates, (vi) enter into new lines of business and (vii) transfer or sell assets or enter into mergers. These covenants are subject to important exceptions and qualifications set forth in the Senior Secured Term Loan B, including the ability to incur certain amounts of secured indebtedness to finance the construction of additional drillships.

The Senior Secured Term Loan B contains events of default that are usual and customary for a financing of this type, size and purpose. Upon the occurrence of an event of default, borrowings under the Senior Secured Term Loan B are subject to acceleration.

2013 Revolving Credit Facility

On June 3, 2013, we entered into a $500.0 million senior secured revolving credit facility maturing 2018, (as amended, the “2013 Revolving Credit Facility”). The 2013 Revolving Credit Facility is secured by the Shared Collateral and subject to the provisions of the Intercreditor Agreement. Prior to the RCF Sixth Amendment (as defined below), the 2013 Revolving Credit Facility permitted loans to be extended up to a maximum sublimit of $500.0 million and permitted letters of credit to be issued up to a maximum sublimit of $300.0 million, subject to a $500.0 million overall facility limit.

Borrowings under the 2013 Revolving Credit Facility bear interest, at our option, at either (1) LIBOR plus a margin ranging from 3.25% to 3.75% based on our leverage ratio, or (2) a rate of interest per annum equal to (i) the prime rate for such day, (ii) the sum of the federal funds rate plus 0.5% or (iii) 1% per annum above the one-month LIBOR, whichever is the highest rate in each case plus a margin ranging from 2.25% to 2.75%  per annum based on our leverage ratio. Undrawn commitments accrue a fee ranging from 1.3% to 1.5% per annum based on our leverage ratio. Interest is payable quarterly. Outstanding but undrawn letters of credit accrue a fee at a rate equal to the margin on LIBOR loans minus 1%. The 2013 Revolving Credit Facility matures on June 3, 2018.

Borrowings under the 2013 Revolving Credit Facility may be prepaid, and commitments under the 2013 Revolving Credit Facility may be reduced, in whole or in part at any time, without any premium or penalty other than LIBOR breakage payments.

The 2013 Revolving Credit Facility requires compliance with certain affirmative and negative covenants that are customary for such financings. These include the following financial covenants:

•

Maximum Leverage Ratio: maintain adjusted net debt to EBITDA ratio no greater than 4.75 to 1.00 as of December 31, 2015 and increasing incrementally to 6.00 to 1.00 during the period from July 1, 2016 through December 31, 2017 (other than the fiscal quarters ending March 31, 2017 and June 30, 2017, as described below), and 4.25 to 1.00, thereafter.

•	Minimum Liquidity: maintain no less than $100.0 million in cash and cash equivalents (including undrawn capacity for borrowings under the 2013 Revolving Credit Facility).
•

Net Debt to Applicable Rigs ratio: maintain a net debt per rig ratio of not greater than $425.0 million through June 30, 2016 and decreasing incrementally to $360.0 million during the period from October 1, 2017 through December 31, 2017 (maintained at $400.0 million through June 30, 2017, as described below).

In addition, the 2013 Revolving Credit Facility contains restrictions on the ability of the Company to pay dividends or make distributions to its shareholders and restrictions on the Company’s and its subsidiaries’ ability to incur additional indebtedness or liens, sell assets, make investments or engage in transactions with affiliates, among others.

The 2013 Revolving Credit Facility contains events of default that are usual and customary for a financing of this type, size and purpose. Upon the occurrence of an event of default, (i) commitments and letters of credit under the 2013 Revolving Credit Facility could be subject to termination, (ii) borrowings under the 2013 Revolving Credit Facility could be subject to acceleration, and (iii) outstanding letters of credit could be subject to cash collateralization.

On January 20, 2017, we entered into Amendment No. 6 to the 2013 Revolving Credit Facility (the “RCF Sixth Amendment”, and together with the SSCF Sixth Amendment, the “Sixth Amendments”), which for the fiscal quarters ending on March 31, 2017 and June 30, 2017 (i) waives any breach of our obligation to comply with the Maximum Leverage Ratio covenant and (ii) amends the Net Debt to Applicable Rigs covenant to require us to maintain such ratio at no greater than $400.0 million per rig, which in each case is calculated on the last day of the applicable fiscal quarter under the 2013 Revolving Credit Facility. In addition, the RCF Sixth Amendment restricts our ability to grant additional liens or refinance certain existing indebtedness until the earlier of (i) our election and compliance with the Maximum Leverage Ratio and Net Debt to Applicable Rigs covenants under the 2013 Revolving Credit Facility and (ii) publication of our financial results for the fiscal quarter ending September 30, 2017. In consideration for the RCF Sixth Amendment, we permanently repaid and cancelled commitments for $25.0 million under the 2013 Revolving Credit Facility. Following the RCF Sixth Amendment, our outstanding balance under the 2013 Revolving Credit Facility was $475.0 million, with no undrawn capacity.

Covenant Compliance

As of December 31, 2016, we were in compliance with all of our debt covenants. See Note 18 for further discussion on our future covenant compliance.

Maturities of Long-Term Debt

As of December 31, 2016, the aggregate maturities of our debt, including net unamortized discounts of $1.5 million, were as follows:

(in thousands)
Years ending December 31,
2017	$526,621
2018	1,296,007
2019	617,812
2020	750,000
2021	—
Thereafter	—
Total	$3,190,440